CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2012	$ 4,825	$ 2,565	$ 577	$ 1,693	$ (911)	$ 901
Beginning balance at Dec. 31, 2012							$ 7
Net income (loss), excluding redeemable non controlling interests	821			677		144
Net income (loss), redeemable non controlling interests							7
Other comprehensive loss, net of tax	(353)				(334)	(19)
Dividend paid	(366)			(366)			(2)
Increase in noncontrolling interest due to change in ownership	20		(44)			64
Share-based compensation expense	21		29	(8)
Other changes	(13)			(30)		17
Impact from the merger
—Cancellation of Fiat Industrial S.p.A. share capital and issuance of CNH Industrial N.V. share capital		(2,541)	2,541
—Purchase of ownership interests in CNH Global N.V. from non-controlling interests		1	1,180		(128)	(1,053)
Ending balance at Dec. 31, 2013	4,955	25	4,283	1,966	(1,373)	54
Ending balance at Dec. 31, 2013							12
Net income (loss), excluding redeemable non controlling interests	700			710		(10)
Net income (loss), redeemable non controlling interests							8
Other comprehensive loss, net of tax	(367)				(363)	(4)
Dividend paid	(378)			(375)		(3)	(4)
Share-based compensation expense	49		49
Issuance of common shares	10		10
Other changes	(8)			(10)		2
Ending balance at Dec. 31, 2014	4,961	25	4,342	2,291	(1,736)	39
Ending balance at Dec. 31, 2014	16						16
Net income (loss), excluding redeemable non controlling interests	241			253		(12)
Net income (loss), redeemable non controlling interests							7
Other comprehensive loss, net of tax	(128)				(127)	(1)
Dividend paid	(292)			(291)		(1)	(5)
Share-based compensation expense	49		49
Capital increase	24		8			16
Other changes	(12)			(12)
Ending balance at Dec. 31, 2015	4,843	$ 25	$ 4,399	$ 2,241	$ (1,863)	$ 41
Ending balance at Dec. 31, 2015	$ 18						$ 18